212-455-7937			dwohl@stblaw.com

VIA EDGAR		January 28, 2008

	Re:	BlackRock Bond Allocation Target Shares (Registration Statement File Nos. 333-109980 and 811-21457)

Mr. John Ganley Securities and Exchange Commission 100 F Street, NE Washington, DC 20549-0505

Dear Mr. Ganley:

On behalf of BlackRock Bond Allocation Target Shares (the “Fund”), we hereby submit for filing by direct electronic transmission pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 4 (the “Post-Effective Amendment”) to the Fund’s Registration Statement on Form
N-1A.

This filing contains the combined prospectus and statement of additional information (“SAI”) for the Portfolios of the Fund.  This filing updates the Fund’s Registration Statement to include certain financial information contained in the audited financial statements of the Fund for the fiscal year ended September 30, 2007 and serves as the Fund’s annual update of its Registration Statement.  This Post-Effective Amendment also includes certain other non-material revisions and certain exhibits.

This filing also amends certain information contained in Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (the “SEC”) on November 29, 2007 (which filing registered shares of the Series N Portfolio (the “New Portfolio”)), in response to comments from the Staff of the SEC.  Please note that the prospectus and statement of additional information for the New Portfolio has been combined with those for the other portfolios of the Fund.

The Fund represents that this Post-Effective Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

In addition, this letter serves as the Fund’s response to your comments on Post-Effective Amendment No. 3.  For ease of reference, we have repeated each comment, followed by the Fund’s response.

Prospectus

Comment 1: Introductory pages: Consider if these sections can be pared down or removed entirely.  This disclosure is really about investor eligibility and should be in the back of the prospectus.

Response: Because this prospectus is being combined with that of the Fund’s other portfolios, the Fund will keep the information regarding the organization of the prospectus but will delete all other information from this section.

Comment 2: Investment Goal: Delete the second paragraph regarding non-diversification and investor eligibility.

Response: The Fund has revised the disclosure as requested.

Primary Investment Strategies

Comment 3: Add disclosure regarding the non-fundamental investment restriction that the New Portfolio will invest at least 80% of its total assets in fixed-income instruments and will not change the policy without notice to shareholders.

Response: The Fund has revised the disclosure as requested.

Comment 4: Current disclosure (in this section and in the “Key Risks” section) states that the New Portfolio may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects.  Could these be private activity bonds?  If the New Portfolio will invest more than 25% of assets in a particular industry, you must state a concentration policy.

Response: The Fund has revised the disclosure to clarify that the New Portfolio will not concentrate in any one industry.

Other Strategies

Comment 5: Any strategies that are not considered to be “principal” strategies should be disclosed after the risk/returns information.

Response: The Fund has revised the disclosure as requested.

Comment 6: Is there an expectation of active trading?  Add disclosure regarding an expectation of active trading or state that there is no expectation of active trading.

Response: The Fund has revised the disclosure as requested.

Key Risks

Comment 7: Key Risks: Overall, this section is too long.  To the extent possible, risks should be summarized and more detail provided elsewhere.  The Staff suggests adding headings to risk factors to make the section more user-friendly.

Response: The Fund acknowledges the Staff’s comment.  BlackRock anticipates revising all of its mutual fund prospectuses in the near future and when it does so it will undertake a thorough review of the formatting and length of its risk disclosure.  With respect to this prospectus, the Fund has added headings to the risk factors.

Comment 8: There is a risk regarding variable rate demand obligations (VRDOs), but VRDOs are not included as a primary investment strategy of the New Portfolio.

Response: The Fund has added VRDO disclosure in the “Primary Investment Strategies” section.

Comment 9: Consider moving the risk disclosure regarding taxable income to the SAI.

Response: The Fund has moved this disclosure to the SAI.

Comment 10:  Is the risk regarding illiquid securities really a principal risk?  And what does “below current value” mean?

Response: The Fund believes it is appropriate to classify this risk as a principal one, but will revise the language to say that if the New Portfolio buys illiquid securities, it may be unable to quickly sell them or may be able to sell them only at a loss.

Comment 11: Risk/Return Information: Clarify the disclosure so that it is clear than this section covers both fund performance and expenses.

Response: The Fund has revised the disclosure as requested.

Comment 12: Fund Management: Clarify portfolio manager experience over the last five years.  Describe the role of each person on the management team more specifically.

Response: The Fund has revised the disclosure as requested.

Comment 13: What Price per Share Will You Pay?:  The disclosure regarding fair value pricing should be fund-specific.  Consider specifying that municipal securities can be expected to be thinly traded.

Response: The Fund has revised the disclosure as requested.

Comment 14: Market Timing: The disclosure regarding market timing should be fund-specific.  Specify the market-timing risks for this fund.

Response: The Fund has revised the disclosure as requested.

Comment 15: Back Cover: Add the Fund’s website address.

Response: The Fund has revised the disclosure as requested.

Statement of Additional Information

Comment 16: Additional Investment Limitations: State a concentration policy (see Comment 4)?

Response: The Fund has added a fundamental policy stating that the New Portfolio will not concentrate in any single industry.

Comment 17:  Disclosure of Portfolio Holdings-Ongoing Arrangements:  (i) Update the list of entities to whom information is provided as of a more recent date, (ii) add disclosure that portfolio holdings are provided to Deloitte & Touche LLP as need arises and (iii) for entities for which the information is not already provided, identify the frequency with which information is provided and any lag between the date of the information and when it is provided.

Response: The Fund has revised the disclosure as requested.

Comment 18: Portfolio Manager Compensation-Discretionary Compensation: (i) Be more specific with respect to the benchmarks applicable to each portfolio manager and (ii) specify the time period over which performance is measured in the statement “Performance is measured on both a pre-tax and after-tax basis over various time periods.”

Response: With respect to (i), for any given portfolio manager, there could be a wide variety of benchmarks used, and it is neither possible nor practical to list all such benchmarks in advance.  The Fund believes its current disclosure is accurate and provides investors with sufficient information regarding the primary benchmarks used.  With respect to (ii), the Fund has revised the disclosure to provide more information regarding applicable time periods.

*              *              *

Please note that in each case where one comment discussed above could pertain to another section in the prospectus or SAI, the Fund has made corresponding changes to such other sections of the prospectus or SAI, as appropriate.

We confirm that the “red herring” language appearing on the cover of each Rule 485(a) prospectus and SAI has been removed for the Rule 485(b) filing.

In addition, the Fund hereby acknowledges that:

1. The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

2. SEC comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filing; and

3. The  Fund may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Any questions or communications concerning the enclosed materials should be directed to David Wohl of this firm at 212-455-7937.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP
SIMPSON THACHER & BARTLETT LLP

Enclosures